Capital management - Additional information (Detail)	12 Months Ended
Mar. 31, 2026
Bottom of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio	3:1
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio	4:1
During Construction
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio	3:1
Post Construction Phase
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio	4:1